Related Party Balances and Transactions (Details) - Schedule of relationship with the group	12 Months Ended
Dec. 31, 2021
Ochem Chemical Co., Ltd (“Ochem”) [Member]
Related Party Balances and Transactions (Details) - Schedule of relationship with the group [Line Items]
Relationship with the Group	Controlled by CEO
Ochemate Material Technologies Co., Ltd (“Ochemate”) [Member]
Related Party Balances and Transactions (Details) - Schedule of relationship with the group [Line Items]
Relationship with the Group	Controlled by CEO